Note 9 - Convertible Preferred Stock (Details) (USD $)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended		99 Months Ended			9 Months Ended	12 Months Ended			99 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended		99 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		99 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		99 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		99 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		99 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		99 Months Ended	1 Months Ended				1 Months Ended	12 Months Ended		99 Months Ended		1 Months Ended	12 Months Ended		13 Months Ended	99 Months Ended		1 Months Ended	12 Months Ended		99 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended	12 Months Ended		99 Months Ended		1 Months Ended	12 Months Ended		99 Months Ended		1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended					9 Months Ended	12 Months Ended
	Sep. 23, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2011	Sep. 30, 2014 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] December 2008 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] December 2008 Warrants [Member]	Dec. 31, 2013 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] December 2008 Warrants [Member]	Dec. 31, 2012 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] December 2008 Warrants [Member]	Dec. 31, 2013 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] December 2008 Warrants [Member]	Sep. 30, 2014 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] April 2009 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] April 2009 Warrants [Member]	Sep. 30, 2014 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] November 2010 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] November 2010 Warrants [Member]	Sep. 30, 2014 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 31, 2009 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] August 2007 Warrants [Member]	Dec. 31, 2008 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] August 2007 Warrants [Member]	Dec. 31, 2007 Other Nonoperating Income (Expense) [Member] Series A Preferred Stock [Member] August 2007 Warrants [Member]	Sep. 23, 2014 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] April 2012 Warrants [Member]	Sep. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 30, 2012 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] April 2012 Warrants [Member]	Sep. 23, 2014 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] May 2011 Warrants [Member]	Sep. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] May 2011 Warrants [Member]	Sep. 30, 2014 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] June 2011 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] June 2011 Warrants [Member]	Sep. 23, 2014 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] September 2011 Warrants [Member]	Sep. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] September 2011 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] September 2011 Warrants [Member]	Dec. 30, 2012 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] September 2011 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] September 2011 Warrants [Member]	Sep. 23, 2014 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] November 2011 Warrants [Member]	Sep. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] November 2011 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] November 2011 Warrants [Member]	Dec. 30, 2012 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] November 2011 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] November 2011 Warrants [Member]	Sep. 23, 2014 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] December 2011 Warrants [Member]	Sep. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] December 2011 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] December 2011 Warrants [Member]	Dec. 30, 2012 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] December 2011 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] December 2011 Warrants [Member]	Sep. 23, 2014 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] January 2012 Warrants [Member]	Sep. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] January 2012 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] January 2012 Warrants [Member]	Dec. 30, 2012 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] January 2012 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] January 2012 Warrants [Member]	Sep. 23, 2014 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] February 2012 Warrants [Member]	Sep. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] February 2012 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] February 2012 Warrants [Member]	Dec. 30, 2012 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] February 2012 Warrants [Member]	Dec. 30, 2013 Other Nonoperating Income (Expense) [Member] Series B Preferred Stock [Member] February 2012 Warrants [Member]	Dec. 31, 2008 Series A Preferred Stock [Member] December 2008 Warrants [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] December 2008 Warrants [Member]	Dec. 30, 2013 Series A Preferred Stock [Member] December 2008 Warrants [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] December 2008 Warrants [Member]	Apr. 30, 2009 Series A Preferred Stock [Member] April 2009 Warrants [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] April 2009 Warrants [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] April 2009 Warrants [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] April 2009 Warrants [Member]	Dec. 30, 2013 Series A Preferred Stock [Member] April 2009 Warrants [Member]	Nov. 30, 2010 Series A Preferred Stock [Member] November 2010 Warrants [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] November 2010 Warrants [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] November 2010 Warrants [Member]	Nov. 30, 2011 Series A Preferred Stock [Member] November 2010 Warrants [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] November 2010 Warrants [Member]	Dec. 30, 2013 Series A Preferred Stock [Member] November 2010 Warrants [Member]	Apr. 30, 2012 Series A Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 30, 2013 Series A Preferred Stock [Member] April 2012 Warrants [Member]	Aug. 31, 2007 Series A Preferred Stock [Member] August 2007 Warrants [Member]	Sep. 30, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Apr. 30, 2012 Series A Preferred Stock [Member]	Apr. 30, 2012 Series B Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] April 2012 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] April 2012 Warrants [Member]	May 31, 2011 Series B Preferred Stock [Member] May 2011 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] May 2011 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] May 2011 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] May 2011 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] May 2011 Warrants [Member]	Jun. 30, 2011 Series B Preferred Stock [Member] June 2011 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] June 2011 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] June 2011 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] June 2011 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] June 2011 Warrants [Member]	Sep. 30, 2011 Series B Preferred Stock [Member] September 2011 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] September 2011 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] September 2011 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] September 2011 Warrants [Member]	Nov. 30, 2011 Series B Preferred Stock [Member] November 2011 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] November 2011 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] November 2011 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] November 2011 Warrants [Member]	Dec. 31, 2011 Series B Preferred Stock [Member] December 2011 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] December 2011 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] December 2011 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] December 2011 Warrants [Member]	Jan. 31, 2012 Series B Preferred Stock [Member] January 2012 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] January 2012 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] January 2012 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] January 2012 Warrants [Member]	Feb. 28, 2012 Series B Preferred Stock [Member] February 2012 Warrants [Member]	Feb. 29, 2012 Series B Preferred Stock [Member] February 2012 Warrants [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] February 2012 Warrants [Member]	Dec. 30, 2013 Series B Preferred Stock [Member] February 2012 Warrants [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] February 2012 Warrants [Member]	Sep. 30, 2014 Series B Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Apr. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2008 December 2008 Warrants [Member]	Nov. 30, 2010 November 2010 Warrants [Member]	Apr. 30, 2012 April 2012 Warrants [Member]
Note 9 - Convertible Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in Dollars per share)																																																																																	$ 0.0488	$ 0.0488																																						$ 0.004	$ 0.004
Preferred Stock, Dividends Per Share, Declared (in Dollars per share)																																																																																	$ 0	$ 0																																						$ 0	$ 0
Preferred Stock, Conversion Price (in Dollars per share)																																																																																	$ 0.05	$ 0.05																																						$ 0.05	$ 0.05
Convertible Preferred Stock, Terms of Conversion, Minimum Aggregate Gross Proceeds Required for Automatic Conversion																																																																																	$ 30,000,000	$ 30,000,000																																						$ 30,000,000	$ 30,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	940,189						16,680,324	16,680,324	16,680,324	16,680,324																																																		196,721	196,721	196,721	196,721	245,900	245,900	245,900	245,900	245,900	163,934	163,934	163,934		163,934	163,934	73,770	73,770	73,770	73,770	73,770						2,351,019	2,351,019	2,351,019	2,351,019	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	910,445	910,445	910,445	910,445	738,535	738,535	738,535	738,535	738,535					196,721	163,934	73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.53						$ 0.06		$ 0.06																																																			$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61		$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.61					$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05					$ 0.61	$ 0.61	$ 0.61
Warrant Term	5 years																																																											10 years				10 years					10 years						10 years										10 years				10 years					10 years					10 years				10 years				10 years				10 years				10 years	10 years
Warrant Liabilities Noncurrent			580,187	602,188			623,672	685,213	623,672	623,672	646,844																																																	53,863	44,066	44,066	50,951	70,082	58,278	66,885	58,278	58,278	46,721	46,393	48,524		46,393	46,393	27,443	24,934	26,852	24,934	24,934	357,829					98,743	72,882	72,882	77,584	84,000	54,000	60,000	54,000	54,000	168,000	108,000	120,000	108,000	108,000	168,000	108,000	108,000	120,000	42,000	28,000	28,000	30,000	41,000	28,000	28,000	30,000	37,328	28,224	28,224	30,045	31,018	31,018	22,895	22,895	24,372
Fair Value Assumptions, Expected Dividend Rate																																																												0.00%				0.00%					0.00%			0.00%			0.00%					0.00%					0.00%				0.00%					0.00%					0.00%				0.00%				0.00%				0.00%				0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate																																																												79.00%				79.00%					79.00%			79.00%			92.00%					46.00%					84.00%				84.00%					84.00%					84.00%				84.00%				84.00%				84.00%				84.00%	84.00%
Fair Value Assumptions, Risk Free Interest Rate																																																												2.70%				2.80%					2.90%			2.90%			1.98%					3.90%					2.00%				3.20%					3.20%					2.00%				2.10%				1.80%				1.80%				1.98%	1.98%
Fair Value Assumptions, Expected Term																																																												10 years				10 years					10 years			10 years			10 years					1 year 146 days					10 years				10 years					10 years					10 years				10 years				10 years				10 years				10 years	10 years
Fair Value Adjustment of Warrants		$ 7,277	$ 22,001	$ 21,484	$ (50,762)	$ (11,230)	$ (61,541)	$ (156,163)	$ (622,824)			$ 9,639	$ (2,361)	$ 6,885	$ (4,131)	$ 9,797	$ 11,803	$ (984)	$ 2,295	$ (1,311)	$ 3,025	$ 885	$ 68,393	$ 266,293	$ 23,143	$ 9,404	$ 2,351	$ 4,702	$ 21,159	$ 25,861	$ 2,000	$ 2,000	$ 4,000	$ 4,000	$ 0	$ 4,000	$ 12,000	$ 46,000	$ 60,000	$ 1,000	$ 1,000	$ 2,000	$ 11,000	$ 14,000	$ 1,000	$ 0	$ 2,000	$ 11,000	$ 13,000	$ 3,642	$ 910	$ 1,821	$ 7,283	$ 9,104	$ 2,954	$ 740	$ 1,477	$ 6,646	$ 8,123						$ 8,607	$ (5,900)	$ 11,804			$ 2,131	$ (6,485)		$ 328			$ 1,918	$ 591	$ 2,509												$ 6,000	$ 23,000	$ 30,000			$ 12,000	$ 46,000	$ 60,000
Preferred Stock, Shares Authorized (in Shares)																																																																																	24,543,626	24,543,626	24,543,626	24,543,626																																				227,000,000	227,000,000	227,000,000	227,000,000